Property plant and equipment (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Beginning Balance	¥ 53,720,000	¥ 53,720
Disposal of discontinued operation	(53,720,000)	(53,720)
Ending Balance	0
Balance At The Beginning	17,395	14,492,000
Depreciation		2,903,000
Accumulated Depreciation Disposal of discontinued operation	(17,395,000)
Balance At The End		17,395,000
Carrying Amount Of Assets	0	36,325,000
Leasehold improvement [Member]
Statement [Line Items]
Beginning Balance	3,923,000	3,923
Disposal of discontinued operation	(3,923,000)	(3,923)
Ending Balance	0
Balance At The Beginning	3,923,000	3,416,000
Depreciation		507,000
Accumulated Depreciation Disposal of discontinued operation	(3,923,000)
Balance At The End	0	(3,923)
Carrying Amount Of Assets	0	0
Property [Member]
Statement [Line Items]
Beginning Balance	48,140,000	48,140
Disposal of discontinued operation	(48,140,000)	(48,140)
Ending Balance	0	0
Balance At The Beginning	11,899	9,613,000
Depreciation		2,286,000
Accumulated Depreciation Disposal of discontinued operation	(11,899,000)
Balance At The End	0	11,899,000
Carrying Amount Of Assets	0	36,241,000
Motor vehicles [member]
Statement [Line Items]
Beginning Balance	579,000	579
Disposal of discontinued operation	(579,000)	(579)
Ending Balance	0
Balance At The Beginning	550	550,000
Depreciation		0
Accumulated Depreciation Disposal of discontinued operation	(550,000)
Balance At The End	0	550,000
Carrying Amount Of Assets	0	29,000
Office equipment & furniture [Member]
Statement [Line Items]
Beginning Balance	1,078,000	1,078
Disposal of discontinued operation	(1,078,000)	(1,078)
Ending Balance	0
Balance At The Beginning	1,023	913,000
Depreciation		110,000
Accumulated Depreciation Disposal of discontinued operation	(1,023,000)
Balance At The End	0	1,023,000
Carrying Amount Of Assets	¥ 0	¥ 55,000